Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Payables	$ 0	$ 0	$ 1,788
Deferred tax liabilities	173	264	258
License and development services agreement	809	0	404
Contract liabilities	$ 809	$ 0	$ 404